Right-of-Use Assets and Lease Liabilities (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
Lease terms	3 years
Interest rate	5.13%	3.00%